Fair Value Measurement of Derivative Instrument and Investment Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Available-for-sale Securities USD ($)	Mar. 31, 2013 Available-for-sale Securities INR	Mar. 31, 2013 Foreign Exchange Contract Other Current Assets USD ($)	Mar. 31, 2013 Foreign Exchange Contract Other Current Assets INR	Mar. 31, 2013 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities USD ($)	Mar. 31, 2013 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Not Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2013 Not Designated as Hedging Instrument Currency Swap Other Noncurrent Liabilities INR	Mar. 31, 2012 Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities USD ($)	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities USD ($)	Mar. 31, 2013 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2012 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Available-for-sale Securities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Foreign Exchange Contract Other Current Assets INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Not Designated as Hedging Instrument Currency Swap Other Noncurrent Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Foreign Exchange Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Interest Rate Contract Accrued Expenses and Other Current Liabilities INR	Mar. 31, 2013 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR	Mar. 31, 2012 Fair Value, Inputs, Level 2 Designated as Hedging Instrument Interest Rate Contract Other Noncurrent Liabilities INR
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Asset fair value on recurring basis	$ 105	5,740		$ 104	5,689	$ 1	51														5,740		5,689	51
Liabilities fair value on recurring basis	$ 8	481	1,789					5	76	$ 6	321	1,176	242	7	319	$ 1	85	$ 1	63	(24)	481	1,789			5	76	321	1,176	242	7	319	85	63	(24)